Other provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of provisions including post-retirement benefits

	Note	2022 US$m	2021 US$m
At 1 January		14,542	13,335
Adjustment on currency translation		(699)	(483)
Adjustments to mining properties/right of use assets:	13
– increases to existing and new provisions		520	518
Charged/(credited) to profit:
– increases to existing and new provisions		541	1,475
– unused amounts reversed		(72)	(192)
– exchange losses on provisions		17	23
– amortisation of discount		1,517	415
Utilised in year		(609)	(541)
Transfers and other movements		2	(8)
At 31 December(a)		15,759	14,542
Balance sheet analysis:
Current		1,142	1,023
Non-current		14,617	13,519
Total		15,759	14,542
(a)Close-down, restoration and environmental liabilities at 31 December 2022 have not been adjusted for closure-related receivables amounting to US$351 million (2021: US$410 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.

	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total 2022 US$m	Total 2021 US$m
At 1 January	2,098	394	2,492	3,474
Adjustment on currency translation	(73)	(26)	(99)	(34)
Charged/(credited) to profit:
– increases to existing and new provisions	142	89	231	273
– unused amounts reversed	—	(12)	(12)	(21)
Utilised in year	(172)	(82)	(254)	(231)
Re-measurement gains recognised in other comprehensive income	(701)	—	(701)	(687)
Transfers and other movements	—	1	1	(282)
At 31 December	1,294	364	1,658	2,492
Balance sheet analysis:
Current	62	291	353	383
Non-current	1,232	73	1,305	2,109
Total	1,294	364	1,658	2,492
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$271 million (2021: US$272 million), based on the relevant entitlements in certain Group operations, and includes US$32 million (2021: US$60 million) of provision for redundancy and severance payments.

	2022 US$m	2021 US$m
At 1 January	1,002	856
Adjustment to opening balance on transition to new accounting standard (refer to page 155)	17	—
Restated opening balance	1,019	856
Adjustment on currency translation	(43)	(29)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	4	3
Charged/(credited) to profit:
– increases to existing and new provisions	365	382
– unused amounts reversed	(66)	(37)
– amortisation of discount	2	3
Utilised in year	(176)	(128)
Transfers and other movements(a)	193	(48)
At 31 December	1,298	1,002
Balance sheet analysis:
Current	554	700
Non-current	744	302
Total	1,298	1,002
(a)Transfers and other movements includes US$211 million for additional consideration to be paid to the dissenting shareholders of the Turquoise Hill Resources transaction. It represents the difference between their initial consideration of C$34.4 per share and C$43 per share paid to all other shareholders, with the final amount and timing to be determined by dissent proceedings. As a transaction with shareholders of a subsidiary in their capacity as owners, this adjustment has been made through equity.